Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2021
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥154	¥—	¥154	¥154	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	6	6	0	6

Total	¥—	¥154	¥6	¥160	¥154	¥6

	Billions of yen
	September 30, 2021
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥118	¥—	¥118	¥118	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	8	8	2	6

Total	¥—	¥118	¥8	¥126	¥120	¥6

Type and carrying value of financial assets

	Billions of yen
	March 31, 2021	September 30, 2021
Assets
Trading assets
Foreign government, agency and municipal securities	¥—	¥7
Loans for trading purposes	106	9
Loans receivable	—	157

Total	¥106	¥173

Liabilities
Long-term borrowings	¥106	¥173

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2021	September 30, 2021
Consolidated VIE assets
Cash and cash equivalents	¥13	¥9
Trading assets
Equities	524	584
Debt securities	414	462
CMBS and RMBS	20	20
Investment trust funds and other	4	—
Derivatives	1	1
Private equity and debt investments	21	21
Office buildings, land, equipment and facilities	51	56
Other	26	163

Total	¥1,074	¥1,316

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥2	¥2
Borrowings
Short-term borrowings	74	122
Long-term borrowings	763	808
Other	2	2

Total	¥841	¥934

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2021
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥30	¥—	¥30
Debt securities	60	—	60
CMBS and RMBS	2,362	—	2,362
Investment trust funds and other	195	—	195
Private equity and debt investments	3	—	3
Loans	556	—	556
Other	19	—	19
Commitments to extend credit and other guarantees	—	—	110

Total	¥3,225	¥—	¥3,335

	Billions of yen
	September 30, 2021
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥37	¥—	¥37
Debt securities	50	—	50
CMBS and RMBS	2,015	—	2,015
Investment trust funds and other	149	—	149
Private equity and debt investments	15	—	15
Loans	721	—	721
Other	18	—	18
Commitments to extend credit and other guarantees	—	—	111

Total	¥3,005	¥—	¥3,116